Interest Expense (Income)	12 Months Ended
Dec. 31, 2011
Interest Expense (Income) [Abstract]
Interest Expense (Income)
19.	Interest Expense (Income)

The components of net interest expense are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009

Interest expense	$178,812	$161,140	$149,922
Interest income	(12,718)	(8,047)	(15,170)

Interest expense, net	$166,094	$153,093	$134,752

Interest paid was $177.6 million in 2011 ($151.8 million in 2010 and $158.7 million in 2009).